UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2007
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        05/15/2007
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      31
Form 13F Information Table Value Total:      1008359
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
ARCHER DANIELS MIDLAND CO       COM             039483102    38053  1036872 SH       SOLE                  1036872
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    40996   384251 SH       SOLE                   384251
BOEING CO                       COM             097023105    35586   400243 SH       SOLE                   400243
BIG LOTS INC                    COM             089302103    46776  1495405 SH       SOLE                  1495405
BMC SOFTWARE INC                COM             055921100    32786  1064835 SH       SOLE                  1064835
CATERPILLAR INC DEL             COM             149123101    34103   508774 SH       SOLE                   508774
COMCAST CORP NEW                COM             20030N101    33132  1276768 SH       SOLE                  1276768
COMCAST CORP NEW                COM             20030N200       26     1027 SH       SOLE                     1027
CISCO SYS INC                   COM             17275R102    30587  1198071 SH       SOLE                  1198071
CSX CORP                        COM             126408103    40485  1010869 SH       SOLE                  1010869
DIRECTV GROUP INC               COM             25459L106    35009  1517521 SH       SOLE                  1517521
EMERSON ELEC CO                 COM             291011104    33287   772508 SH       SOLE                   772508
GENERAL ELECTRIC CO             COM             369604103    31948   903508 SH       SOLE                   903508
GENERAL MTRS CORP               COM             370442105    31831  1038887 SH       SOLE                  1038887
GOLDMAN SACHS GROUP INC         COM             38141G104    35354   171098 SH       SOLE                   171098
HEWLETT PACKARD CO              COM             428236103    33985   846652 SH       SOLE                   846652
INTERNATIONAL BUSINESS MACHS    COM             459200101    34523   366256 SH       SOLE                   366256
KOHLS CORP                      COM             500255104    39640   517430 SH       SOLE                   517430
LEHMAN BROS HLDGS INC           COM             524908100    30176   430659 SH       SOLE                   430659
MCDONALDS CORP                  COM             580135101      154     3417 SH       SOLE                     3417
MONSANTO CO NEW                 COM             61166W101    41211   749842 SH       SOLE                   749842
NVIDIA CORP                     COM             67066G104      109     3776 SH       SOLE                     3776
OFFICEMAX INC DEL               COM             67622P101    38736   734472 SH       SOLE                   734472
ORACLE CORP                     COM             68389X105    32040  1767252 SH       SOLE                  1767252
PFIZER INC                      COM             717081103    32465  1285247 SH       SOLE                  1285247
PACTIV CORP                     COM             695257105    35138  1041435 SH       SOLE                  1041435
ROHM & HAAS CO                  COM             775371107    34281   662823 SH       SOLE                   662823
DONNELLEY R R & SONS CO         COM             257867101    35533   971113 SH       SOLE                   971113
AT&T INC                        COM             00206R102    42388  1075018 SH       SOLE                  1075018
TEREX CORP NEW                  COM             880779103    44701   622925 SH       SOLE                   622925
WAL MART STORES INC             COM             931142103    33320   709698 SH       SOLE                   709698